CNI CHARTER FUNDS

GOVERNMENT MONEY MARKET FUND
Servicing Class (CNIXX)
Class N (CNGXX)
Class S (CNFXX)

PRIME MONEY MARKET FUND
Institutional Class (CNRXX)
Servicing Class (CNMXX)
Class N (CNPXX)
Class S (CNSXX)

CALIFORNIA TAX EXEMPT MONEY
MARKET FUND
Servicing Class (CNTXX)
Class N (CNEXX)
Class S (CEMXX)

LIMITED MATURITY FIXED INCOME FUND
Institutional Class (AHLFX)
Class N (AHALX)

GOVERNMENT BOND FUND
Institutional Class (CNIGX)
Servicing Class (CNBIX)
Class N (CGBAX)

CORPORATE BOND FUND
Servicing Class (CNCIX)
Class N (CCBAX)

CALIFORNIA TAX EXEMPT BOND FUND
Servicing Class (CNTIX)
Class N (CCTEX)

FULL MATURITY FIXED INCOME FUND
Institutional Class (AHFMX)
Class N (AHAFX)

HIGH YIELD BOND FUND
Institutional Class (CNIHX)
Servicing Class (CHYIX)
Class N (CHBAX)

MULTI-ASSET FUND
Institutional Class (CNIMX)
Servicing Class (CNIIX)
Class N (CNIAX)

U.S. CORE EQUITY FUND
Institutional Class (CNRUX)
Servicing Class (CNRVX)
Class N (CNRWX)

DIVERSIFIED EQUITY FUND
Institutional Class (AHDEX)
Class N (AHADX)

SOCIALLY RESPONSIBLE EQUITY FUND
Institutional Class (AHSRX)
Class N (AHRAX)

Supplement dated March 15, 2013, to the currently effective Prospectus

For the Prime Money Market Fund, the table titled “Average Annual Total Returns” on page 8 is deleted and replaced in its entirety with the following:

Average Annual Total Returns (for the periods ended December 31, 2012)
	One Year	Five Years	Ten Years	Since Inception	Inception Date
Servicing Class	0.03%	0.51%	1.56%	2.35%	3/23/1998
Class N	0.02%	0.43%	1.41%	1.89%	10/18/1999
Class S	0.01%	0.37%	1.29%	1.75%	10/26/1999
Institutional Class(1)	0.03%	0.51%	1.56%	2.35%	3/23/1998

(1)	The Institutional Class commenced operations on December 19, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund’s Servicing Class.

For the Government Bond Fund, the table titled “Average Annual Total Returns” on page 18 is deleted and replaced in its entirety with the following:

Average Annual Total Returns (for the periods ended December 31, 2012)
	One Year	Five Years	Ten Years	Inception Date
Servicing Class				1/14/2000
Return Before Taxes	1.18%	3.09%	2.94%
Return After Taxes on Distributions	0.74%	2.19%	1.84%
Return After Taxes on Distributions and Sale of Fund Shares	0.77%	2.12%	1.87%
Class N				4/13/2000
Return Before Taxes	0.93%	2.83%	2.70%
Institutional Class(1)				1/14/2000
Return Before Taxes	1.51%	3.16%	2.97%
Barclays U.S. 1-5 Year Government Bond Index (Reflects no deduction for fees, expenses or taxes)	0.97%	3.39%	3.38%

(1)	The Institutional Class commenced operations on February 1, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund’s Servicing Class.

For the High Yield Bond Fund, the table titled “Average Annual Total Returns” on page 33 is deleted and replaced in its entirety with the following:

Average Annual Total Returns (for the periods ended December 31, 2012)
	One Year	Five Years	Ten Years	Inception Date
Servicing Class				1/14/2000
Return Before Taxes	13.68%	9.07%	8.93%
Return After Taxes on Distributions	10.78%	5.85%	5.84%
Return After Taxes on Distributions and Sale of Fund Shares	8.79%	5.76%	5.78%
Class N				1/14/2000
Return Before Taxes	13.47%	8.77%	8.61%
Institutional Class(1)				1/14/2000
Return Before Taxes	14.09%	9.15%	8.96%
Citigroup High Yield Market Capped Index (Reflects no deduction for fees, expenses or taxes)	14.78%	9.61%	10.09%

(1)	The Institutional Class commenced operations on February 2, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund’s Servicing Class.

For the Multi-Asset Fund, the table titled “Average Annual Total Returns” on page 38 is deleted and replaced in its entirety with the following:

Average Annual Total Returns (for the periods ended December 31, 2012)
	One Year	Five Years	Since Inception	Inception Date
Servicing Class				10/1/2007
Return Before Taxes	6.00%	1.31%	1.07%
Return After Taxes on Distributions	5.36%	0.65%	0.38%
Return After Taxes on Distributions and Sale of Fund Shares	4.00%	0.73%	0.51%
Class N				10/1/2007
Return Before Taxes	5.83%	1.07%	0.82%
Institutional Class(1)				10/1/2007
Return Before Taxes	6.26%	1.36%	1.11%
BofA Merrill Lynch U.S. 3-Month T. Bill Index (Reflects no deduction for fees, expenses or taxes)(2)	0.11%	0.52%	0.65%
Barclays U.S. TIPS Index (Reflects no deduction for fees, expenses or taxes)	6.98%	7.04%	7.58%

40/60 hybrid of the following two indexes: MSCI World Index Barclays Intermediate Government/Credit Bond Index (Reflects no deduction for fees, expenses or taxes)	11.16%	3.51%	2.98%

(1)	The Institutional Class commenced operations on March 22, 2012. The returns shown for the Institutional Class prior to that date are the returns of the Fund’s Servicing Class.
(2)
Previously, the Fund’s performance was compared to the Barclays U.S. TIPS Index as its primary benchmark. The Trust has elected to compare the Fund’s performance to the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index and a hybrid index consisting of 40% MSCI World Index and 60% Barclays U.S. Intermediate Government/Credit Bond Index, as CNAM believes these are the most appropriate measures for comparison to the Fund’s performance.

The section titled “How to Buy Shares” beginning on page 67 is replaced in its entirety with the following:

HOW TO BUY SHARES

All Funds – To purchase shares of a Fund through an Authorized Institution, you should contact your Authorized Institution and follow its procedures, including acceptable methods of payment and deadlines for receipt by the Authorized Institution of your share purchase instructions. Your Authorized Institution may establish higher minimum investment requirements than the Funds, and may charge a fee for its services, in addition to the fees charged by the Funds.

A Fund may reject any purchase order (generally within one business day) if it is determined that accepting the order would not be in the best interest of the Fund or its shareholders.

Limited Maturity Fund, Full Maturity Fund, Diversified Equity Fund and Socially Responsible Equity Fund – There are two additional ways to purchase shares of these Funds:

By Mail – To open a new account, complete and sign an application. Applications are available by calling (800) 445-1341. Make your check payable to the Fund in which you choose to invest. The check must be drawn on a U.S. bank and payable in U.S. dollars. You will be required to include your full name, permanent street address, date of birth and taxpayer identification number. Send your completed application and check to:

Regular Mail:

CNI Charter Funds
c/o U.S. Bancorp Fund Services, LLC
P O Box 701
Milwaukee, WI 53201-0701

Overnight Delivery:

CNI Charter Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street 3rd Floor
Milwaukee, WI 53202

To add to an existing account, make your check payable to the Fund in which you choose to invest. The check must be drawn on a U.S. bank. Please include your account number on the check and send your check to:

Regular Mail:

CNI Charter Funds
c/o U.S. Bancorp Fund Services, LLC
P O Box 701
Milwaukee, WI 53201-0701

Overnight Delivery:

CNI Charter Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street 3rd Floor
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) post office box, of purchase orders does not constitute receipt by the transfer agent of the Fund.

By Wire – If you are making an initial investment in a Fund, before you wire funds, please call us at (800) 445-1341 to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. You may then contact your bank to initiate the wire using the following wire instructions:

U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services
Account #112-952-137
For further credit to CNI Charter Funds [Name of Fund]
 [Shareholder name and account number]

If you wish to add to an existing account by Federal Funds wire payment, please call us at (800) 445-1341, during business hours, to advise of your intent to wire funds. This will ensure prompt and accurate credit to your account upon receipt of your wire. You may also make additional purchases via Electronic Funds Transfer from your checking/savings account if you elected the option on your account application. In order to participate in this option, your bank must be a member of the ACH network. Amounts sent by wire or electronic funds must be received by 4:00 p.m., Eastern time, in order to buy shares that day.

The Funds do not impose charges for wire services, but your bank may impose such charges. The Funds and U.S. Bancorp are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions.

General – The Funds reserve the right to reject any purchase request, including a purchase request that may disrupt a Fund’s operation or performance as described below under “Customer Identification and Verification” and “Anti-Money Laundering Program.” The Funds will not be responsible for any loss of potential investment gains resulting from your inability to invest in a Fund because of the Fund’s rejection of a purchase request based on the Fund’s obligation to deter money laundering under Federal law or the Fund’s determination that the purchase request will disrupt the Fund’s operation. When the Funds reject a purchase request, the funds received from the shareholder or account applicant will not be invested in the Funds. Instead, a check from the Funds for the full amount of the check received by the Funds will be returned to the shareholder or account applicant as soon as possible after receipt by the Funds’ transfer agent of the purchase request (generally within one business day). The return of funds to a shareholder or account applicant may be delayed as a result of the Funds’ compliance with Federal law relating to money laundering.

The Funds do not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000, except for the Limited Maturity Fund, the Full Maturity Fund, the Diversified Equity Fund and the Socially Responsible Fund, which do not accept any payment in cashier’s checks. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, bank drafts, traveler’s checks or starter checks for the purchase of shares. The Funds will not accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The Funds’ transfer agent may charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to reject any application.

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Funds may return investments received without a certified taxpayer identification number.

The section titled “How to Sell Shares” beginning on page 69 is replaced in its entirety with the following:

HOW TO SELL SHARES

All Funds – You may redeem some or all of your shares of the Equity Funds, Multi-Asset Fund or Bond Funds on any day the NYSE is open for regular session trading. Shares of the Money Market Funds may be redeemed on any day the NYSE and the Federal Reserve are open for business. If you purchased Fund shares through an Authorized Institution, you may sell your shares only through your Authorized Institution. To sell shares of a Fund, you should contact your Authorized Institution and follow its procedures. Your Authorized Institution may charge a fee for its services, in addition to the fees charged by the Funds.

Redemption requests for the Equity Funds, Multi-Asset Fund and Bond Funds must be received by the Fund or your Authorized Institution before 4:00 p.m., Eastern Time or the Authorized Institution’s earlier applicable deadline. Redemption requests for the Government Money Fund and the Prime Money Fund must be received before 3:00 p.m., Eastern Time, and redemption requests for the California Money Fund must be received before 2:00 p.m., Eastern Time, or before the Authorized Institution’s earlier deadline.

As long as the Funds or their agents receive your redemption request in good order before the close of regular trading on the NYSE (usually 4:00 p.m., Eastern time) or the applicable earlier deadline, your shares will be sold at that day’s NAV. A redemption request is in good order if it includes all required information and the Funds have a completed application on file. If the Funds receive your redemption request after the close of regular trading on the NYSE or the applicable earlier deadline, your redemption request will be executed the next business day, and your shares will be sold at the next day’s NAV. Redemption proceeds may be withheld or delayed as required by anti-money laundering laws and regulations. Shares generally continue earning dividends through trade date.

Normally, the Funds will make payment on your redemption request as promptly as possible after receiving your request, but it may take up to seven business days.

The Funds generally pay sale (redemption) proceeds in cash. However, under conditions where cash redemptions are detrimental to a Fund and its shareholders (e.g., the amount you are redeeming is large enough to affect a Fund’s operation), the Fund reserves the right to make redemptions in readily marketable securities rather than cash (a “redemption in kind”). If your shares were ever redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would be subject to market exposure on securities received from a Fund until you sold them. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

The Funds may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; there are emergency circumstances as determined by the SEC; or the SEC has by order permitted such suspension to protect shareholders of a Fund.

Limited Maturity Fund, Full Maturity Fund, Diversified Equity Fund and Socially Responsible Equity Fund – If you purchased shares of any of these Funds directly, you may redeem some or all of your shares in the following ways. Redemption proceeds will be sent to you via check to your address of record or will be wired to the bank via the instructions on your account.

By Mail – Complete a written redemption request that includes the Fund’s name, your account number, each account owner’s name and address, the dollar amount or number of shares to be sold, and the signature of each owner as it appears on the account. Send the written request to:

Regular Mail:

CNI Charter Funds
c/o U.S. Bancorp Fund Services, LLC
P O Box 701
Milwaukee, WI 53201-0701

Overnight Delivery:

CNI Charter Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street 3rd Floor
Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the transfer agent of the Fund.

By Wire – Redemption proceeds may be wired to the pre-determined bank instructions on your account. The transfer agent charges a $15 fee for each wire transfer. The fee will be deducted from your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

By Telephone – If you elected telephone options on your account application or by subsequent arrangement in writing, you may redeem shares by calling 1-800-445-1341. You will need to provide your account number, the exact name(s) in which the account is registered and taxpayer identification number. We may also require additional forms of identification. Telephone redemptions are not available for IRA Accounts. Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network, also to the bank account of record.  Wires are subject to a $15 fee paid by the investor. The investor does not incur any charge when proceeds are sent via the ACH system and credit is usually available in their account within 2-3 days.

General – The Funds require a signature guarantee when a redemption request will be payable to anyone other than the account owners of record, mailed to an address other than the address of record, or wired to a bank other than one previously authorized. A signature guarantee is also required in the event that you add wiring instructions to your account after it was initially established.

Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at (800) 445-1341 before attempting to redeem from these types of accounts.

If you have recently purchased shares by check, a Fund may withhold redemption proceeds until your purchase check has cleared, which may take up to 15 days from the date of purchase.

The fifth paragraph under the section titled “How to Exchange Shares” on page 70 is replaced in its entirety with the following:

By Telephone – You must request telephone exchange privileges on your initial account application. To authorize telephone exchanges after establishing your Fund account, send a signed written request to:

CNI Charter Funds
c/o U.S. Bancorp Fund Services, LLC
P O Box 701
Milwaukee, WI 53201-0701

To request an exchange, please call us at (800) 445-1341. Shares exchanged by telephone must have a value of $1,000 or more. Exchange instructions must be received before 4:00 p.m., Eastern time.

The section titled “Inactive and Lost Accounts” on page 70 is replaced in its entirety with the following:

INACTIVE AND LOST ACCOUNTS

Please note that the value of your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Limited Maturity Fund, Full Maturity Fund, Diversified Equity Fund and Socially Responsible Equity Fund – It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

The following is added to the end of the section titled “Additional Information About Telephone Transactions” on page 70:

If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

Telephone trades must be received by or prior to a Fund's deadline or market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified.

The section titled “Signature Guarantee Requirements” beginning on page 70 is replaced in its entirety with the following:

SIGNATURE GUARANTEE REQUIREMENTS

To protect you and the Funds against fraud, signatures on certain requests must have a “signature guarantee.” A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing, a signature guarantee is required for any of the following:

•	Redemption requests for $50,000 or more;
•	Changes to a shareholder’s record name;
•	Redemption from an account for which the address or account registration has changed within the last 15 days;
•	Sending proceeds to any person, address, brokerage firm or bank account not on record;
•	Sending proceeds to an account with a different registration (name or ownership) from yours; and
•	Changes to telephone or wire redemption privileges and adding or changing bank instructions.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  Additionally, each Fund reserves the right, in its sole discretion, to waive any signature guarantee requirement.

The fifth paragraph under the section titled “Dividends” on page 72 is replaced in its entirety with the following:

Each Fund automatically reinvests your dividends and capital gains distributions in additional full or fractional shares, unless you instruct your Authorized Institution or the Fund, as applicable, in writing or by telephone prior to the date of the dividend or distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after your notice is received. To cancel your election, please write or call your Authorized Institution or the Fund, as applicable. Proceeds from dividends or distributions will normally be sent on the business day after dividends or distributions are credited to your account.

The following provides additional information with respect to investment management fees paid by the Full Maturity Fixed Income Fund for the fiscal year ended September 30, 2012.

For the fiscal year ended September 30, 2012, the Full Maturity Fixed Income Fund paid City National Asset Management, Inc. (“CNAM”) $231,942, or 0.50% of the Fund’s average annual net assets, for investment management services provided to the Fund.  CNAM has engaged certain sub-advisers to provide investment management services to the Fund.  CNAM pays each sub-adviser for its services out of the investment management fees paid to CNAM.  For the fiscal year ended September 30, 2012, CNAM paid the sub-advisers, in the aggregate, $80,126, or 0.17% of the Fund’s average annual net assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CNI-SK-018-0100